ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation expense
Stock-based compensation expense recognized	$ 1,399	$ 1,097	$ 866
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized	136	66	12
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	985	901	793
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 278	$ 130	$ 61